CONVERTIBLE NOTES, 2023, 2024, 2025 and 2026 Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Carrying Amount of the Liability Components [Abstract]
Principal	$ 3,390,632	$ 4,207,853
Less: unamortized issuance cost and debt discount	(20,645)	(732,145)
Net carrying amount	3,369,987	3,475,708
Recognized total interest expense for coupon interest	36,544	36,191	$ 35,527
Amortization of debt discount	$ 7,536	100,141	$ 88,198
2023 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Jun. 18, 2018
Maturity date	Jul. 01, 2023
Principal amount	$ 575,000
Interest rate	2.25%
Initial conversion rate (ADSs per $1 principal amount)	50.5165
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share)	$ 19.8
Agreed conversion date	Jan. 01, 2023
Carrying Amount of the Liability Components [Abstract]
Principal	$ 31,300	31,305
Less: unamortized issuance cost and debt discount	(63)	(3,098)
Net carrying amount	31,237	28,207
Amount of if-converted convertible notes exceeding the principal	$ 50,968	322,474
2024 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Nov. 18, 2019
Maturity date	Dec. 01, 2024
Principal amount	$ 1,150,000
Interest rate	1.00%
Initial conversion rate (ADSs per $1 principal amount)	19.9475
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share)	$ 50.13
Agreed conversion date	Jun. 01, 2024
Carrying Amount of the Liability Components [Abstract]
Principal	$ 152,048	152,048
Less: unamortized issuance cost and debt discount	(589)	(20,520)
Net carrying amount	151,459	131,528
Amount of if-converted convertible notes exceeding the principal	$ 5,758	526,459
2024 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per shares)	$ 50.13
Capped calls initial cap price (in dollars per shares)	$ 70.36
2024 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped call transaction price	$ 97,060
2025 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	May 22, 2020
Maturity date	Dec. 01, 2025
Principal amount	$ 1,150,000
Interest rate	2.375%
Initial conversion rate (ADSs per $1 principal amount)	11.0549
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share)	$ 90.46
Agreed conversion date	Sep. 01, 2025
Carrying Amount of the Liability Components [Abstract]
Principal	$ 1,149,500	1,149,500
Less: unamortized issuance cost and debt discount	(4,706)	(220,817)
Net carrying amount	$ 1,144,794	928,683
Amount of if-converted convertible notes exceeding the principal		1,693,319
2025 Convertible Notes [Member] | Capped Call Transactions [Member]
Capped Call Transactions [Abstract]
Capped calls initial strike price (in dollars per shares)	$ 90.46
Capped calls initial cap price (in dollars per shares)	$ 136.54
2025 Convertible Notes [Member] | Capped Call Transactions [Member] | Class A Ordinary Shares [Member]
Capped Call Transactions [Abstract]
Capped call transaction price	$ 135,700
2026 Convertible Notes [Member]
Issuance of Convertible Notes and Terms [Abstract]
Issuance date	Sep. 14, 2021
Maturity date	Sep. 15, 2026
Principal amount	$ 2,875,000
Interest rate	0.25%
Initial conversion rate (ADSs per $1 principal amount)	2.0964
Outstanding principal amount convert whole or partly in integral multiples	$ 1
Initial conversion rate per ADS (in dollars per share)	$ 477.01
Agreed conversion date	Jun. 15, 2026
Carrying Amount of the Liability Components [Abstract]
Principal	$ 2,057,784	2,875,000
Less: unamortized issuance cost and debt discount	(15,287)	(487,710)
Net carrying amount	$ 2,042,497	$ 2,387,290